ASSETS HELD FOR SALE	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026
Assets Held For Sale
ASSETS HELD FOR SALE

NOTE 10 – ASSETS HELD FOR SALE

At March 31, 2026, and June 30, 2025, assets held for sale are as follows:

	March 31, 2026	June 30, 2025

Motor vehicles	$9,866	$9,866
Less: impairment	(5,866)	(5,866)
	$4,000	$4,000

On June 27, 2024, the Company, through its wholly-owned subsidiary Verde Renewables, a company incorporated under the laws of the State of Missouri, entered into a Consignment Contract with ED’s Machinery LLC (“EDM”) to dispose plant and machinery and motor vehicles with a carrying amount of $606,043. The disposal was pending completion as at June 30, 2024, and thus the assets had been presented separately in the balance sheets as assets held for sale. The disposal of assets with carrying values totaling $596,176 was completed as of June 30, 2025. The remaining asset comprises a vehicle that will be sold for its parts, and accordingly, an impairment of $0 and $5,866 were recognized during the financial period/year ended March 31, 2026 and June 30, 2025.

NOTE 9 – ASSETS HELD FOR SALE

At June 30, 2025 and 2024, assets held for sale are as follows:

	As of June 30,
	2025	2024

Plant and machinery	$-	$213,494
Motor vehicles	9,866	392,549
	9,866	606,043
Less: impairment	(5,866)	-
Total assets held for sale	$4,000	$606,043

The Company, through Verde Estates LLC, decided to sell its property located in La Belle, Missouri (the “La Belle Property”) and entered into discussions with a buyer to sell the La Belle Property prior to December 31, 2024. The La Belle Property has been presented separately in the balance sheet as assets held for sale as at December 31, 2024. On January 17, 2025, the Company entered into a Purchase and Sale Agreement (the “TAFleer Agreement”) with TAFleer Properties LLC, a Missouri limited liability company (the “Buyer”). Under the terms of the TAFleer Agreement, the proceeds for the sale of the La Belle Property were USD 350,000 paid in full by the Buyer at closing. The disposition of the La Belle Property was completed in January 2025.

On June 27, 2024, the Company, through its wholly-owned subsidiary Verde Renewables, Inc. (“VRI”), a company incorporated in the State of Missouri, U.S.A, entered into a Consignment Contract with ED’s Machinery LLC (“EDM”) to dispose plant and machinery and motor vehicles with a carrying amount of $606,043. The disposal was pending completion as at June 30, 2024, and thus the assets had been presented separately in the balance sheets as assets held for sale. The disposal of assets with carrying values totaling $596,176 was completed as of December 31, 2024. The remaining asset comprises a vehicle that will be sold for its parts, and accordingly, an impairment of $5,866 was recognized during the period.

Assets Held for Sale

●	Assets acquired under financing arrangements (as of June 30, 2025 and 2024):

	○	Plant and machinery: $0 and $168,994, respectively

	○	Motor vehicles: $0 and $350,217, respectively

●	Impairment loss on assets held for sale for the years ended June 30, 2025 and 2024: $5,866 and $0, respectively